SUBSIDIARY PUBLIC ISSUERS - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries
Revenue	$ 6,593	$ 8,203	$ 7,239
Net income attributable to unitholders	(2,358)	1,956	1,978
Brookfield Property Partners L.P.
Disclosure of subsidiaries
Revenue	0	0	0
Net income attributable to unitholders	(1,178)	967	767
BOP Split Corp.
Disclosure of subsidiaries
Revenue	205	32	27
Net income attributable to unitholders	274	386	417
BPO
Disclosure of subsidiaries
Revenue	215	163	8
Net income attributable to unitholders	102	767	0
Brookfield Property Preferred Equity Inc.
Disclosure of subsidiaries
Revenue	0	0	166
Net income attributable to unitholders	0	0	(1,419)
Brookfield Property Finance ULC
Disclosure of subsidiaries
Revenue	68	43	0
Net income attributable to unitholders	(44)	(41)	0
Holding Entities
Disclosure of subsidiaries
Revenue	836	1,767	1,192
Net income attributable to unitholders	(2,358)	1,956	1,978
Additional holding entities and eliminations
Disclosure of subsidiaries
Revenue	126	392	167
Net income attributable to unitholders	153	688	(34)
Consolidating Adjustments
Disclosure of subsidiaries
Revenue	5,143	5,806	5,679
Net income attributable to unitholders	$ 693	$ (2,767)	$ 269